Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
7.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Student base	104,854	140,409
Trademark	172,400	216,100
Relationship with partnership school	5,300	5,300
Franchise agreement	4,400	4,400
Total	286,954	366,209
Less: Accumulated amortization	(67,976)	(101,669)
	218,978	264,540

Amortization expenses were RMB23,644, RMB32,749 and RMB34,938 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2019, the Group expects to record amortization expenses related to intangible assets RMB36,072, RMB23,301, RMB17,626, RMB3,786 and RMB55 for the years ended December 31, 2020, 2021, 2022, 2023, 2024, respectively, and RMB nil thereafter.